Income Tax - Summary of Profit Before Tax Differences Calculated (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Effective Tax Rate [Line Items]
Profit before tax	£ 498	£ 421	£ (2,557)
Tax calculated at UK rate (2018: 19%, 2017: 19.25%)	(94)	(81)	511
Effect of overseas tax rates	(28)	15	424
Joint venture and associate income reported net of tax	8	15	19
Intangible impairment not subject to tax			(722)
Intra-group financing benefit	25	26	34
Movement in provisions for tax uncertainties	111	49	(37)
Impact of US tax reform		(1)
Net expense not subject to tax	(29)	(39)	(8)
Benefit from change in US tax accounting treatment	25
Gains and losses on sale of businesses not subject to tax	77	8	15
Utilisation of previously unrecognised tax losses and credits		(1)
Unrecognised tax losses	(9)	(16)	(25)
Adjustments in respect of prior years	6	12	11
Total tax credit/(charge)	£ 92	£ (13)	£ 222
Tax rate reflected in earnings	(18.50%)	3.10%	8.70%
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax credit/(charge)	£ 37	£ (36)	£ 46
Overseas [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax credit/(charge)	£ 55	£ 23	£ 176